Tax from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Income taxes paid (refund) [abstract]
Tax charge from continuing operations	£ (447)	£ (707)
Average effective tax rate	28.40%	65.30%	36.60%